Stock-Based Compensation - Schedule of Non-Vested Share Activity (Details) - Common Stock Class B - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Non-vested options	268	1,740
Non-vested options, grant date, per share	$ 7.50	$ 37.50
Granted	152,090	18,418
Granted, grant date, per share	$ 6.79	$ 10.00
Vested	(152,222)	(19,210)
Vested, grant date, per share	$ 6.79	$ 11.00
Non-vested forfeited or cancelled		(680)
Non-vested forfeited or cancelled, grant date, per share		$ 46.22
Non-vested options	136	268
Non-vested options, grant date, per share	$ 7.55	$ 7.50